Note 23 - Loss Per Share - Components of Earning Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019
Statement Line Items [Line Items]
Loss from continuing operations available to shareholders	$ (298,233)		$ (138,272)
Dividend to preferred shareholders - net of tax	10,643		8,959
Loss from continuing operations available to shareholders - net	$ (308,876)		$ (147,231)
Basic weighted average shares outstanding (in shares)	151,033,844		149,138,797
Basic loss per share from continuing operations available to shareholders (in CAD per share)	$ (2.05)		$ (1)
Basic loss per share available to shareholders (in CAD per share)	$ (2.12)		$ (1.86)
Loss from continuing operations available to shareholders	$ (308,876)		$ (147,231)
Adjusted loss from continuing operations available to shareholders	$ (308,876)		$ (147,231)
Restricted share and performance bonus grants (in shares)	2,665,121	[1]	2,409,990
Deferred share grants (in shares)	291,743	[1]	142,928
Convertible debentures (in shares)	39,574,831	[1]	39,574,831
Shares outstanding on a diluted basis (in shares)	193,565,539		191,266,546
Diluted loss from continuing operations per share available to shareholders (in CAD per share)	$ (2.05)		$ (1)
Diluted loss per share available to shareholders (in CAD per share)	$ (2.12)		$ (1.86)

[1]	The assumed conversion into shares results in an anti-dilutive position; therefore, these items have not been included in the computation of diluted loss per share. The potentially dilutive instruments are the convertible features on the 6.5% convertible bonds, 6.75% $160M convertible debentures and 6.75% $100M convertible debentures as well as the stock options and share grants.